Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000032337
Shareholder Report [Line Items]
Fund Name	Haverford Quality Growth Stock Fund
Trading Symbol	HAVGX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Haverford Quality Growth Stock Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at http://www.haverfordfunds.com/fund-overview.html. You can also request this information by contacting us at 1-866-301-7212.
Additional Information Phone Number	1-866-301-7212
Additional Information Website	http://www.haverfordfunds.com/fund-overview.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Haverford Quality Growth Stock Fund	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
AssetsNet	$ 317,163,724
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 947,920
InvestmentCompanyPortfolioTurnover	6.00%
Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	0.5%
Materials	1.4%
Energy	1.5%
Utilities	2.9%
Consumer Discretionary	6.3%
Communication Services	8.6%
Consumer Staples	9.5%
Industrials	13.3%
Health Care	13.5%
Financials	17.4%
Information Technology	25.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple	7.0%
Alphabet, Cl A	6.6%
Microsoft	6.0%
NVIDIA	5.8%
JPMorgan Chase	5.1%
Costco Wholesale	4.9%
RTX	4.4%
BlackRock	4.1%
Eaton PLC	4.0%
Mastercard, Cl A	3.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-866-301-7212
Updated Prospectus Web Address	http://www.haverfordfunds.com/fund-overview.html